GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance		$ 44,489	$ 334,620	$ 44,489
Elimination of Predecessor goodwill				(44,489)
Obagi and Milk Business Combinations				403,335
Impairment loss	$ (68,715)	0	0	(68,715)	$ 0
Ending balance	334,620		334,620	334,620	44,489
Obagi Skincare
Goodwill [Roll Forward]
Beginning balance		44,489	199,548	44,489
Elimination of Predecessor goodwill				(44,489)
Obagi and Milk Business Combinations				268,263
Impairment loss	(68,700)		0	(68,715)
Ending balance	199,548		199,548	199,548	44,489
Milk Makeup
Goodwill [Roll Forward]
Beginning balance		$ 0	135,072	0
Elimination of Predecessor goodwill				0
Obagi and Milk Business Combinations				135,072
Impairment loss				0
Ending balance	$ 135,072		$ 135,072	$ 135,072	$ 0